UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22485

Aberdeen Income Credit Strategies Fund

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Andrea Melia

c/o Aberdeen Asset Management Inc

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 522-5465

Date of fiscal year end: October 31st

Date of reporting period: July 1, 2018 – June 30, 2019

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO June 30, 2019

Item 1. Proxy Voting Record

There is no proxy voting activity for the Registrant for the period from July 1, 2018 to June 30, 2019.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Aberdeen Income Credit Strategies Fund

By (Signature and Title):	/s/ Christian Pittard
Christian Pittard
President

Date: July 25, 2019